Notes receivable, noncurrent (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Notes Receivable, Noncurrent - Schedule of Notes Receivable, Noncurrent

Notes receivable, noncurrent consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Long-term receivable from, and loan, to shareholders	60	187
Long-term receivable from, and loan to, other related parties	4	3
Total notes receivable, noncurrent	64	190